Statement of Cash Flows	11 Months Ended
Dec. 31, 2020 USD ($)
Cash flows from operating activities:
Net loss	$ (951,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Income earned on the Trust Account	(79,000)
Changes in operating assets and liabilities:
Increase in prepaid expenses and other assets	(184,000)
Increase in accounts payable and accrued liabilities	677,000
Increase in accrued income and franchise taxes and rounding	83,000
Net cash used in operating activities	(454,000)
Cash flows from investing activities: Cash deposited in Trust Account	(172,500,000)
Cash flows from financing activities:
Proceeds from sale of stock to Sponsor and Anchor Investor	30,000
Proceeds from Note payable to Sponsor	47,000
Proceeds from sale of Public Offering Units	172,500,000
Proceeds from sale of Private Placement Warrants	5,700,000
Payment of underwriting discounts	(3,450,000)
Payment of offering costs	(498,000)
Payment of Note payable to Sponsor	(47,000)
Net cash provided by financing activities	174,282,000
Net increase in cash	1,328,000
Cash at beginning of period
Cash at end of period	1,328,000
Supplemental disclosure of non-cash financing activities:
Deferred underwriting compensation	6,038,000
Common stock subject to possible redemption – initial value	141,604,000
Change in value of common stock subject to redemption	$ 20,689,000